                              SEPARATE ACCOUNT TEN

                                       OF

                        INTEGRITY LIFE INSURANCE COMPANY

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1999


                                    CONTENTS

President's Letter.............................................................1
Financial Statements, Financial Highlights, and Schedule of Investments:
    Select Ten Plus Division-March.............................................2
    Select Ten Plus Division-June..............................................6
    Select Ten Plus Division-September........................................10
    Select Ten Plus Division-December.........................................14
Notes to Financial Statements.................................................18








THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE UNIT HOLDERS OF THE SEPARATE ACCOUNT. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE SEPARATE ACCOUNT UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE SEPARATE ACCOUNT NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR SEPARATE ACCOUNT UNITS, IS A BANK AND SEPARATE ACCOUNT UNITS ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

[LOGO]
INTEGRITY
Life Insurance Company

A member of the ARM Financial Group

July 30, 1999

Dear Unit Holders:

Enclosed is the Separate Account Ten semi-annual report for the fiscal period ended June 30, 1999. The report includes details on the investment holdings in the March, June, September, and December Divisions of Separate Account Ten as of June 30, 1999, as well as other pertinent financial information.

Separate Account Ten follows the popular investment methodology often referred to as the "Dow Ten" or the "Dow Dividend Strategy." Separate Account Ten is dedicated to assisting you in achieving your long-term investment goals.

Thank you for your confidence. If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,

/s/ Edward J. Haines

Edward J. Haines
President, Separate Account Ten of Integrity Life Insurance Company




515 West Market Street
Louisville, Kentucky 40202-3319

                        SELECT TEN PLUS DIVISION - MARCH

                       STATEMENT OF ASSETS AND LIABILITIES

                                    UNAUDITED

                                                                                             JUNE 30, 1999
                                                                                         -------------------
ASSETS
   Investments in securities, at value (cost $7,727,452)--See accompanying schedule              $ 8,852,988
   Cash                                                                                                  934
   Dividends, interest and other receivables                                                          22,143
                                                                                         -------------------
TOTAL ASSETS                                                                                       8,876,065

LIABILITIES
   Accrued expenses                                                                                   22,383
                                                                                         -------------------
NET ASSETS                                                                                       $ 8,853,682
                                                                                         -------------------
                                                                                         -------------------
UNIT VALUE, offering and redemption price per unit                                               $     11.47
                                                                                         -------------------
                                                                                         -------------------
Units outstanding                                                                                    771,860
                                                                                         -------------------
                                                                                         -------------------

                             STATEMENT OF OPERATIONS

                                    UNAUDITED

                                                                                           MARCH 31, 1999
                                                                                          (COMMENCEMENT OF
                                                                                         OPERATIONS) THROUGH
                                                                                            JUNE 30, 1999
                                                                                         -------------------
INVESTMENT INCOME - DIVIDENDS                                                                    $    55,615

EXPENSES
   Mortality and expense risk and administrative charges                                              29,921
   Investment advisory and management fees                                                            11,082
   Custody and accounting fees                                                                         5,057
   Professional fees                                                                                   1,654
   Directors' fees and expenses                                                                        2,068
   Printing and filing fees                                                                            1,090
   Other expenses                                                                                      1,629
                                                                                         -------------------
     Total expenses before reimbursement                                                              52,501
     Less: expense reimbursement                                                                      (3,741)
                                                                                         -------------------
     Net expenses                                                                                     48,760
                                                                                         -------------------
Net investment income                                                                                  6,855

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                   28,752
   Change in net unrealized appreciation on investments                                            1,125,536
                                                                                         -------------------
Net realized and unrealized gain on investments                                                    1,154,288
                                                                                         -------------------
Net increase in net assets resulting from operations                                             $ 1,161,143
                                                                                         -------------------
                                                                                         -------------------

SEE ACCOMPANYING NOTES.

                        SELECT TEN PLUS DIVISION - MARCH

                       STATEMENT OF CHANGES IN NET ASSETS

                                    UNAUDITED

                                                                                           MARCH 31, 1999
                                                                                          (COMMENCEMENT OF
                                                                                         OPERATIONS) THROUGH
                                                                                            JUNE 30, 1999
                                                                                         -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                                          $     6,855
  Net realized gain on investments                                                                    28,752
  Change in net unrealized appreciation on investments                                             1,125,536
                                                                                         -------------------
    Net increase in net assets resulting from operations                                           1,161,143

Contract related transactions:
  Contributions from contract holders (793,970 units)                                              7,944,994
  Cost of units redeemed (22,110 units)                                                             (252,455)
                                                                                         -------------------
     Net increase in net assets resulting from unit transactions                                   7,692,539
                                                                                         -------------------

TOTAL INCREASE IN NET ASSETS                                                                       8,853,682

NET ASSETS
Beginning of period                                                                                        -
                                                                                         -------------------
End of period                                                                                    $ 8,853,682
                                                                                         -------------------
                                                                                         -------------------

SEE ACCOMPANYING NOTES.

                        SELECT TEN PLUS DIVISION - MARCH

                              FINANCIAL HIGHLIGHTS

                                    UNAUDITED

                                                                                            MARCH 31, 1999
                                                                                          (COMMENCEMENT OF
                                                                                         OPERATIONS) THROUGH
                                                                                            JUNE 30, 1999
                                                                                         -------------------
SELECTED PER-UNIT DATA
  Unit value, beginning of period                                                                $     10.00
  Income from investment operations:
    Net investment income                                                                               0.01
    Net realized and unrealized gain on investments                                                     1.46
                                                                                         -------------------
    Total from investment operations                                                                    1.47
                                                                                         -------------------
  Unit value, end of period                                                                      $     11.47
                                                                                         -------------------
                                                                                         -------------------

TOTAL RETURN                                                                                           14.70%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                                        $     8,854
 Ratio of net investment income to average net assets                                                   0.31%
 Ratio of expenses to average net assets                                                                2.20%
 Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                                                 0.14%
 Ratio of expenses to average net assets before voluntary expense reimbursement                         2.37%
 Portfolio turnover rate                                                                                   3%


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                        SELECT TEN PLUS DIVISION - MARCH

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 1999

                                    UNAUDITED

                                                                   NUMBER
                                                                  OF SHARES                     VALUE
                                                             -------------------         -------------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (20.1%)
    Du Pont (E.I.) de Nemours and Company                                 13,188                 $   900,905
    International Paper Company                                           17,414                     879,407
                                                                                         -------------------
                                                                                                   1,780,312
CAPITAL GOODS (21.8%)
    Caterpillar, Inc.                                                     16,449                     986,940
    Minnesota Mining and Manufacturing Company                            10,903                     947,880
                                                                                         -------------------
                                                                                                   1,934,820
CONSUMER CYCLICAL (19.5%)
    Eastman Kodak Company                                                 11,856                     803,244
    The Goodyear Tire & Rubber Company                                    15,668                     921,474
                                                                                         -------------------
                                                                                                   1,724,718
CONSUMER STAPLE (9.5%)
    Phillip Morris Companies, Inc.                                        20,868                     838,633

ENERGY (19.1%)
    Chevron Corporation                                                    9,005                     857,163
    Exxon Corporation                                                     10,843                     836,266
                                                                                         -------------------
                                                                                                   1,693,429
FINANCIAL (10.0%)
    J.P. Morgan & Company, Inc.                                            6,271                     881,076
                                                                                         -------------------

TOTAL COMMON STOCKS (Cost $7,727,452)                                                              8,852,988
                                                                                         -------------------
TOTAL INVESTMENTS (100.0%)                                                                       $ 8,852,988
                                                                                         -------------------
                                                                                         -------------------

   OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 1999 aggregated $7,944,453 and $217,001, respectively. At June 30, 1999, net unrealized appreciation for tax purposes aggregated $1,125,536 of which $1,125,536 related to appreciated investments. The aggregate cost of investments was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                         SELECT TEN PLUS DIVISION - JUNE

                       STATEMENT OF ASSETS AND LIABILITIES

                                    UNAUDITED

                                                                                            JUNE 30, 1999
                                                                                         -------------------
ASSETS
   Investments in securities, at value (cost $7,893,301)--See accompanying schedule              $ 8,027,375
   Cash                                                                                            5,884,265
   Dividends, interest and other receivables                                                           8,644
   Receivable for investments sold                                                                   497,147
                                                                                         -------------------
TOTAL ASSETS                                                                                      14,417,431

LIABILITIES
   Accrued expenses                                                                                   24,310
   Payable for investments purchased                                                               6,390,171
                                                                                         -------------------
TOTAL LIABILITIES                                                                                  6,414,481
                                                                                         -------------------

NET ASSETS                                                                                       $ 8,002,950
                                                                                         -------------------
                                                                                         -------------------

UNIT VALUE, offering and redemption price per unit                                               $     11.37
                                                                                         -------------------
                                                                                         -------------------

Units outstanding                                                                                    703,839
                                                                                         -------------------
                                                                                         -------------------

                             STATEMENT OF OPERATIONS

                                    UNAUDITED
                                                                                             SIX MONTHS
                                                                                                ENDED
                                                                                            JUNE 30, 1999
                                                                                         -------------------
INVESTMENT INCOME - DIVIDENDS                                                                    $    26,150

EXPENSES
   Mortality and expense risk and administrative charges                                              13,830
   Investment advisory and management fees                                                             5,122
   Custody and accounting fees                                                                        10,125
   Professional fees                                                                                   3,466
   Directors' fees and expenses                                                                        3,099
   Printing and filing fees                                                                            3,258
   Other expenses                                                                                      3,019
                                                                                         -------------------
     Total expenses before reimbursement                                                              41,919
     Less: expense reimbursement                                                                     (19,382)
                                                                                         -------------------
     Net expenses                                                                                     22,537

                                                                                         -------------------
Net investment income                                                                                  3,613

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                                                  133,356
   Change in net unrealized appreciation on investments                                               55,310
                                                                                         -------------------
Net realized and unrealized gain on investments                                                      188,666
                                                                                         -------------------

Net increase in net assets resulting from operations                                             $   192,279
                                                                                         -------------------
                                                                                         -------------------

SEE ACCOMPANYING NOTES.

                         SELECT TEN PLUS DIVISION - JUNE

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS            JUNE 30, 1998
                                                                                 ENDED           (COMMENCEMENT OF
                                                                             JUNE 30, 1999       OPERATIONS) THROUGH
                                                                              (UNAUDITED)         DECEMBER 31, 1998
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                                                         $   3,613            $   4,944
  Net realized gain on investments                                                133,356                  925
  Change in net unrealized appreciation on investments                             55,310               78,763
                                                                         --------------------------------------------
    Net increase in net assets resulting from operations                          192,279               84,632

Contract related transactions:
  Contributions from contract holders (520,911 and 196,589 units,
      respectively)                                                             5,908,869            1,965,893
  Cost of units redeemed (12,913 and 748 units, respectively)                    (141,218)              (7,505)
                                                                         --------------------------------------------
     Net increase in net assets resulting from unit transactions                5,767,651            1,958,388
                                                                         -------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                    5,959,930            2,043,020

NET ASSETS
Beginning of period                                                             2,043,020                    -
                                                                         --------------------------------------------

End of period                                                                 $ 8,002,950          $ 2,043,020
                                                                         --------------------------------------------
                                                                         --------------------------------------------


SEE ACCOMPANYING NOTES.

                         SELECT TEN PLUS DIVISION - JUNE

                              FINANCIAL HIGHLIGHTS

                                                                              SIX MONTHS            JUNE 30,1998
                                                                                 ENDED           (COMMENCEMENT OF
                                                                             JUNE 30, 1999       OPERATIONS) THROUGH
                                                                              (UNAUDITED)         DECEMBER 31, 1998
                                                                         --------------------------------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period                                             $     10.43          $     10.00
  Income from investment operations:
    Net investment income                                                            0.01                 0.03
    Net realized and unrealized gain on investments                                  0.93                 0.40
                                                                         --------------------------------------------
    Total from investment operations                                                 0.94                 0.43
                                                                         --------------------------------------------
  Unit value, end of period                                                   $     11.37          $     10.43
                                                                         --------------------------------------------
                                                                         --------------------------------------------

TOTAL RETURN                                                                         9.01%                4.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                      $     8,003          $     2,043
Ratio of net investment income to average net assets                                 0.35%                0.50%
Ratio of expenses to average net assets                                              2.20%                2.20%
Ratio of net investment loss to average net assets before voluntary
 expense reimbursement                                                              (1.54%)              (1.50%)
Ratio of expenses to average net assets before voluntary expense
 Reimbursement                                                                       4.09%                4.20%
Portfolio turnover rate                                                                23%                   1%




PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                         SELECT TEN PLUS DIVISION - JUNE

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 1999

                                    UNAUDITED

                                                                   NUMBER
                                                                  OF SHARES                     VALUE
                                                             -------------------         -------------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (10.0%)
    Du Pont (E.I.) de Nemours and Company                                 11,730                 $   799,693
    International Paper Company                                                1                          40
                                                                                         -------------------
                                                                                                     799,733
CAPITAL GOODS (19.7%)
    Caterpillar, Inc.                                                     13,049                     782,940
    Minnesota Mining and Manufacturing Company                             9,161                     796,434
                                                                                         -------------------
                                                                                                   1,579,374
CONSUMER CYCLICAL (30.1%)
    Eastman Kodak Company                                                 11,481                     777,838
    General Motors Corporation                                            12,437                     820,842
    The Goodyear Tire & Rubber Company                                    13,880                     817,012
                                                                                         -------------------
                                                                                                   2,415,692
CONSUMER STAPLE (9.9%)
    Phillip Morris Companies, Inc.                                        19,873                     798,646

ENERGY (20.0%)
    Chevron Corporation                                                    8,519                     810,902
    Exxon Corporation                                                     10,347                     798,012
                                                                                         -------------------
                                                                                                   1,608,914
FINANCIAL (10.3%)
    J.P. Morgan & Company, Inc.                                            5,872                     825,016
                                                                                         -------------------

TOTAL COMMON STOCKS (Cost $7,893,301)                                                              8,027,375
                                                                                         -------------------
TOTAL INVESTMENTS (100.0%)                                                                       $8,027,375
                                                                                         -------------------
                                                                                         -------------------

   OTHER INFORMATION:
   Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 1999 aggregated $6,459,526 and $544,143, respectively. At June 30, 1999, net unrealized appreciation for tax purposes aggregated $134,073 of which $155,354 related to appreciated investments and $21,281 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

   SEE ACCOMPANYING NOTES.

                      SELECT TEN PLUS DIVISION - SEPTEMBER

                       STATEMENT OF ASSETS AND LIABILITIES

                                    UNAUDITED

                                                                                            JUNE 30, 1999
                                                                                         -------------------
ASSETS
   Investments in securities, at value (cost $9,958,557)--See accompanying schedule              $11,443,598
   Dividends, interest and other receivables                                                          28,777
                                                                                         -------------------
TOTAL ASSETS                                                                                      11,472,375

LIABILITIES
   Cash overdraft                                                                                      3,833
   Payable for investments purchased                                                                  65,288
                                                                                         -------------------
TOTAL LIABILITIES                                                                                     69,121
                                                                                         -------------------
                                                                                         -------------------

NET ASSETS                                                                                       $11,403,254
                                                                                         -------------------
                                                                                         -------------------

UNIT VALUE, offering and redemption price per unit                                               $     11.61
                                                                                         -------------------
                                                                                         -------------------

Units outstanding                                                                                    982,614
                                                                                         -------------------
                                                                                         -------------------
                             STATEMENT OF OPERATIONS

                                    UNAUDITED

                                                                                             SIX MONTHS
                                                                                               ENDED
                                                                                            JUNE 30, 1999
                                                                                         -------------------

INVESTMENT INCOME - DIVIDENDS                                                                    $   148,530

EXPENSES
  Mortality and expense risk and administrative charges                                               74,570
  Investment advisory and management fees                                                             27,618
  Custody and accounting fees                                                                         10,125
  Professional fees                                                                                    6,894
  Directors' fees and expenses                                                                         6,165
  Printing and filing fees                                                                             6,480
  Other expenses                                                                                       6,006
                                                                                         -------------------
     Total expenses before reimbursement                                                             137,858
     Less: expense reimbursement                                                                     (16,337)
                                                                                         -------------------
     Net expenses                                                                                    121,521
                                                                                         -------------------
Net investment income                                                                                 27,009

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                                   103,240
  Change in net unrealized appreciation on investments                                             1,216,976
                                                                                         -------------------
                                                                                         -------------------
Net realized and unrealized gain on investments                                                    1,320,216
                                                                                         -------------------

Net increase in net assets resulting from operations                                             $ 1,347,225
                                                                                         -------------------
                                                                                         -------------------

SEE ACCOMPANYING NOTES.

                       SELECT TEN PLUS DIVISION - SEPTEMBER

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS         SEPTEMBER 30, 1998
                                                                               ENDED            (COMMENCEMENT OF
                                                                           JUNE 30, 1999      OPERATIONS) THROUGH
                                                                            (UNAUDITED)        DECEMBER 31, 1998
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                                      $    27,009          $    16,164
   Net realized gain on investments                                               103,240                2,620
   Change in net unrealized appreciation on investments                         1,216,976              268,066
                                                                         --------------------------------------------
     Net increase in net assets resulting from operations                       1,347,225              286,850

Contract related transactions:
   Contributions from contract holders (0 and 1,084,432 units,
    respectively)                                                                       -           10,841,972
   Cost of units redeemed (90,340 and 11,478 units, respectively)                (956,357)            (116,436)
                                                                         --------------------------------------------
    Net increase (decrease) in net assets resulting from unit transactions       (956,357)          10,725,536
                                                                         --------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                      390,868           11,012,386

NET ASSETS
Beginning of period                                                            11,012,386                    -
                                                                         --------------------------------------------

End of period                                                                 $11,403,254          $11,012,386
                                                                         --------------------------------------------
                                                                         --------------------------------------------

SEE ACCOMPANYING NOTES.

                       SELECT TEN PLUS DIVISION - SEPTEMBER

                              FINANCIAL HIGHLIGHTS

                                                                                                 SEPTEMBER 30, 1998
                                                                            SIX MONTHS ENDED      (COMMENCEMENT OF
                                                                              JUNE 30, 1999     OPERATIONS) THROUGH
                                                                               (UNAUDITED)       DECEMBER 31, 1998
                                                                         --------------------------------------------
 SELECTED PER-UNIT DATA
  Unit value, beginning of period                                             $     10.26          $     10.00
  Income from investment operations:
    Net investment income                                                            0.03                 0.02
    Net realized and unrealized gain on investments                                  1.32                 0.24
                                                                         --------------------------------------------
    Total from investment operations                                                 1.35                 0.26
                                                                         --------------------------------------------
  Unit value, end of period                                                   $     11.61          $     10.26
                                                                         --------------------------------------------
                                                                         --------------------------------------------
TOTAL RETURN                                                                        13.16%                2.60%

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                                     $    11,403          $    11,012
 Ratio of net investment income to average net assets                                0.49%                0.57%
 Ratio of expenses to average net assets                                             2.20%                2.20%
 Ratio of net investment income to average net assets before voluntary
  expense reimbursement                                                              0.19%                0.28%
 Ratio of expenses to average net assets before voluntary expense
  reimbursement                                                                      2.50%                2.49%
 Portfolio turnover rate                                                                3%                   1%


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                                       SELECT TEN PLUS DIVISION - SEPTEMBER

                                              SCHEDULE OF INVESTMENTS

                                                   JUNE 30, 1999

                                                     UNAUDITED

                                                                   NUMBER
                                                                  OF SHARES                    VALUE
                                                             -------------------         -------------------
 COMMON STOCKS (100.0%)
 BASIC MATERIALS (10.0%)
     Du Pont (E.I.) de Nemours and Company                                16,712                 $ 1,141,638

 CAPITAL GOODS (20.5%)
     Caterpillar, Inc.                                                    20,592                   1,235,520
     Minnesota Mining and Manufacturing Company                           12,824                   1,114,887
                                                                                         -------------------
                                                                                                   2,350,407
 CONSUMER CYCLICAL (29.2%)
     Eastman Kodak Company                                                12,400                     840,100
     General Motors Corporation                                           20,825                   1,374,450
     The Goodyear Tire & Rubber Company                                   19,241                   1,131,611
                                                                                         -------------------
                                                                                                   3,346,161
 CONSUMER STAPLE (7.4%)
     Phillip Morris Companies, Inc.                                       20,992                     843,616

 ENERGY (19.2%)
     Chevron Corporation                                                  11,762                   1,119,595
     Exxon Corporation                                                    13,908                   1,072,655
                                                                                         -------------------
                                                                                                  2,192,250
 FINANCIAL (13.7%)
     J.P. Morgan & Company, Inc.                                          11,171                   1,569,526
                                                                                         -------------------

 TOTAL COMMON STOCKS (Cost $9,958,557)                                                            11,443,598
                                                                                         -------------------
 TOTAL INVESTMENTS (100.0%)                                                                      $11,443,598
                                                                                         -------------------
                                                                                         -------------------

    OTHER INFORMATION:
    Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 1999 aggregated $336,918 and $1,124,510, respectively. At June 30, 1999, net unrealized appreciation for tax purposes aggregated $1,485,042 of which $1,755,615 related to appreciated investments and $270,573 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

                       SELECT TEN PLUS DIVISION - DECEMBER

                       STATEMENT OF ASSETS AND LIABILITIES

                                    UNAUDITED

                                                                                            JUNE 30, 1999
                                                                                         -------------------
ASSETS
  Investments in securities, at value (cost $13,808,505)--See accompanying schedule              $15,455,796
  Dividends, interest and other receivables                                                           31,741
  Cash                                                                                                 6,341
                                                                                         -------------------
TOTAL ASSETS                                                                                      15,493,878

LIABILITIES
  Accrued expenses                                                                                    29,869
                                                                                         -------------------

NET ASSETS                                                                                       $15,464,009
                                                                                         -------------------
                                                                                         -------------------

UNIT VALUE, offering and redemption price per unit                                               $     11.20
                                                                                         -------------------
                                                                                         -------------------

Units outstanding                                                                                  1,380,946
                                                                                         -------------------
                                                                                         -------------------

                             STATEMENT OF OPERATIONS

                                    UNAUDITED
                                                                                             SIX MONTHS
                                                                                                ENDED
                                                                                            JUNE 30, 1999
                                                                                         -------------------

INVESTMENT INCOME - DIVIDENDS                                                                    $   198,783

EXPENSES
  Mortality and expense risk and administrative charges                                              101,711
  Investment advisory and management fees                                                             37,671
  Custody and accounting fees                                                                         10,129
  Professional fees                                                                                    2,480
  Directors' fees and expenses                                                                         3,099
  Printing and filing fees                                                                             1,634
  Other expenses                                                                                       2,440
                                                                                         -------------------
     Net expenses                                                                                    159,163
                                                                                         -------------------

Net investment income                                                                                 39,620

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                                    88,732
  Change in net unrealized appreciation on investments                                             1,912,416
                                                                                         ------------------
Net realized and unrealized gain on investments                                                    2,001,148
                                                                                         -------------------

Net increase in net assets resulting from operations                                             $ 2,040,768
                                                                                         -------------------
                                                                                         -------------------

SEE ACCOMPANYING NOTES.

                       SELECT TEN PLUS DIVISION - DECEMBER

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                FOR THE ONE DAY
                                                                                SIX MONTHS         PERIOD ENDED
                                                                                  ENDED         DECEMBER 31, 1998
                                                                              JUNE 30, 1999       (COMMENCEMENT
                                                                               (UNAUDITED)       OF OPERATIONS)
                                                                         --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                               $    39,620          $      (844)
   Net realized gain on investments                                                88,732                    -
   Change in net unrealized appreciation (depreciation) on investments          1,912,416             (265,125)
                                                                         --------------------------------------------
     Net increase (decrease) in net assets resulting from operations            2,040,768             (265,969)

Contract related transactions:
   Contributions from contract holders (40,275 and 1,478,641 units,
      respectively)                                                               413,420           14,786,409
   Cost of units redeemed (137,970 and 0 units, respectively)                  (1,510,619)                   -
                                                                         --------------------------------------------
   Net increase (decrease) in net assets resulting from unit
      transactions                                                             (1,097,199)          14,786,409
                                                                         --------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                      943,569           14,520,440

NET ASSETS
Beginning of period                                                            14,520,440                    -
                                                                         --------------------------------------------

End of period                                                                 $15,464,009          $14,520,440
                                                                         --------------------------------------------
                                                                         --------------------------------------------


SEE ACCOMPANYING NOTES.

                       SELECT TEN PLUS DIVISION - DECEMBER

                              FINANCIAL HIGHLIGHTS

                                                                                                 FOR THE ONE DAY
                                                                              SIX MONTHS           PERIOD ENDED
                                                                                ENDED           DECEMBER 31, 1998
                                                                            JUNE 30, 1999       (COMMENCEMENT
                                                                             (UNAUDITED)           OF OPERATIONS)
                                                                         --------------------------------------------
SELECTED PER-UNIT DATA
Unit value, beginning of period                                               $      9.82          $     10.00
Income (loss) from investment operations:
    Net investment income (loss)                                                     0.03                   -*
    Net realized and unrealized gain (loss) on investments                           1.35                (0.18)
                                                                         --------------------------------------------
    Total from investment operations                                                 1.38                (0.18)
                                                                         --------------------------------------------
Unit value, end of period                                                     $     11.20          $      9.82
                                                                         --------------------------------------------
                                                                         --------------------------------------------

TOTAL RETURN                                                                        14.05%               (1.80%)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                      $    15,464          $    14,520
Ratio of net investment income (loss) to average net assets                          0.53%               (2.12%)
Ratio of expenses to average net assets                                              2.11%                2.12%
Portfolio turnover rate                                                                 5%                   -

*   Less than $0.01


PERCENTAGE AMOUNTS ARE ANNUALIZED, EXCEPT TOTAL RETURN AND PORTFOLIO TURNOVER RATE.

                       SELECT TEN PLUS DIVISION - DECEMBER

                             SCHEDULE OF INVESTMENTS

                                  JUNE 30, 1999

                                    UNAUDITED

                                                                   NUMBER
                                                                  OF SHARES                     VALUE
                                                             -------------------         -------------------
COMMON STOCKS (100.0%)
BASIC MATERIALS (21.3%)
    Du Pont (E.I.) de Nemours and Company                                 25,289                 $ 1,727,555
    International Paper Company                                           30,885                   1,559,705
                                                                                         -------------------
                                                                                                   3,287,260
CAPITAL GOODS (22.0%)
    Caterpillar, Inc.                                                     29,537                   1,772,220
    Minnesota Mining and Manufacturing Company                            18,757                   1,630,687
                                                                                         -------------------
                                                                                                   3,402,907
CONSUMER CYCLICAL (28.7%)
    Eastman Kodak Company                                                 18,689                   1,266,180
    General Motors Corporation                                            23,417                   1,545,546
    The Goodyear Tire & Rubber Company                                    27,696                   1,628,871
                                                                                         -------------------
                                                                                                   4,440,597
CONSUMER STAPLE (6.1%)
    Phillip Morris Companies, Inc.                                        23,246                     934,199

ENERGY (10.3%)
    Chevron Corporation                                                   16,787                   1,597,912

FINANCIAL (11.6%)
    J.P. Morgan & Company, Inc.                                           12,761                   1,792,921
                                                                                         -------------------


TOTAL COMMON STOCKS (Cost $13,808,505)                                                            15,455,796
                                                                                         -------------------
TOTAL INVESTMENTS (100.0%)                                                                       $15,455,796
                                                                                         -------------------
                                                                                         -------------------

    OTHER INFORMATION:
    Purchases and sales of securities, excluding short-term securities, for the period ended June 30, 1999 aggregated $743,845 and $1,720,077 , respectively. At June 30, 1999, net unrealized appreciation for tax purposes aggregated $1,647,292 of which $2,063,860 related to appreciated investments and $416,568 related to depreciated investments. The aggregate cost of investments was the same for book and tax purposes.

    SEE ACCOMPANYING NOTES.

            SEPARATE ACCOUNT TEN OF INTEGRITY LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1999

                                    UNAUDITED

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Separate Account Ten of Integrity Life Insurance Company (the "Separate Account") was established as of February 4, 1998. The Separate Account is registered under the Investment Company Act of 1940 as a management investment company. Contributions to the Separate Account are currently limited to PINNACLE contract holders and SYNDICATED SELECT TEN PLUS contract holders. PINNACLE and SYNDICATED SELECT TEN PLUS are flexible premium variable annuity products issued by Integrity Life Insurance Company ("Integrity"). The Separate Account is currently divided into four divisions: Select Ten Plus Division-March, Select Ten Plus Division-June, Select Ten Plus Division-September, and Select Ten Plus Division-December (the "Division(s)"). Each Division is a non-diversified investment company which invests directly in securities. The Divisions seek total return by acquiring the ten highest yielding stocks in the Dow Jones Industrial Average in equal weights and holding them for approximately twelve months. Each Division is open for new investments on only one day of each year. The twelve month holding period begins on the last business day of the month for which the Division is named. For example, the Select Ten Plus Division-March invests only on the last business day of March each year. The assets of the Separate Account are owned by Integrity.

ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes units of the Separate Account. Integrity Capital Advisors, Inc. ("Integrity Capital"), an investment adviser registered under the Investment Advisers Act of 1940, provides management services to the Separate Account pursuant to a management agreement. National Asset Management Corporation ("National Asset"), an investment adviser registered under the Investment Advisers Act of 1940, serves as the sub-adviser of the Divisions pursuant to a sub-advisory agreement.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity, Integrity Capital and ARM Securities. ARM specializes in the growing asset accumulation business with particular emphasis on retirement savings and investment products. At June 30, 1999, ARM had approximately $10.4 billion of assets under management.

            SEPARATE ACCOUNT TEN OF INTEGRITY LIFE INSURANCE COMPANY

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for investment companies.

SECURITY VALUATION

Common stocks are valued at the last sale price on the exchange on which they are primarily traded.

SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date net of brokerage fees, commissions and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on sales of investments are determined on the basis of the first-in, first-out method for all of the Divisions.

FEDERAL INCOME TAX MATTERS

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Divisions at an annual rate of 1.20% and 0.15% of average daily net assets, respectively, to cover these risks and expenses. In addition, an annual charge of $30 per contract is assessed if the contract holder's account value is less than $50,000 at the end of any participation year prior to the contract holder's retirement date (as defined by the contract).

            SEPARATE ACCOUNT TEN OF INTEGRITY LIFE INSURANCE COMPANY

3. INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital serves as investment adviser for the Divisions and National Asset serves as the sub-adviser for the Divisions. For providing investment management services to the Divisions, Integrity Capital receives a monthly fee based on an annual rate of .50% of each Division's average daily net assets. Integrity Capital, not the Separate Account, pays sub-advisory fees to National Asset based on the combined average daily net assets of the Integrity Divisions and the portfolios that comprise Select Ten Plus Fund, LLC of National Integrity Life Insurance Company (collectively, the "net asset base"). Fees under the sub-advisory agreement are paid at an annual rate of .10% of the net asset base up to $100 million and .05% of the net asset base in excess of $100 million. Integrity Capital has guaranteed it will pay National Asset a minimum sub-advisory fee of $25,000 during the first year of operations for the Separate Account and Select Ten Plus Fund, LLC of National Integrity Life Insurance Company. Integrity Capital has agreed to reimburse each Division for operating expenses (excluding management fees and mortality and expense charges) above an annual rate of .35% of the Divisions' average net assets.

Certain officers and directors of the Separate Account are also officers of ARM, ARM Securities, Integrity Capital, and Integrity. The Separate Account does not pay any amounts to compensate these individuals.

4. SUBSEQUENT EVENTS RELATING TO ARM AND INTEGRITY

     On July 29, 1999, ARM (the "Company") announced that it is restructuring its institutional business and positioning its retail business and technology operations for the sale of the Company. The Company's efforts to find a buyer have been unsuccessful. As a result, the Company has sought protection with respect to its insurance subsidiary, Integrity Life Insurance Company, from the Ohio Department of Insurance. Integrity is domiciled in Ohio. On August 20, 1999, Integrity consented to a Supervision Order issued by the Ohio Department of Insurance. The Supervision Order will remain in effect for 60 days. Unless the Ohio Department of Insurance begins proceedings for the appointment of a rehabilitator or liquidator, the Supervision Order may automatically be extended for successive 60-day periods until written notice is given to Integrity ending the supervision.

     This regulatory action is intended to ensure an orderly process for addressing the financial obligations of Integrity and to protect the interests of its individual policyholders. The Company believes that Integrity has adequate assets to meet its obligations to individual retail policyholders. Integrity will continue payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments. In particular, the Supervision Order suspends the processing of surrenders of policies except in cases of approved hardship. Integrity intends to seek appropriate relief to the extent necessary from the Securities and Exchange Commission to effectuate the suspension of surrenders.

     The Board of Directors of ARM is continuing to explore all strategic alternatives, including the sale of the Company's subsidiaries (including Integrity) or its businesses. There can be no assurance that a transaction for the sale of the Company's insurance subsidiaries or its businesses will be developed or consummated or as to the price or value that might be obtained.